          UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00043

DWS Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  7/31

Date of reporting period:  10/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of October 31, 2013 (Unaudited)

DWS Large Cap Focus Growth Fund
	Shares	Value ($)
Common Stocks 99.8%
Consumer Discretionary 20.3%
Hotels, Restaurants & Leisure 2.7%
Starwood Hotels & Resorts Worldwide, Inc.	78,055	5,746,409
Media 4.4%
Comcast Corp. "A"	193,435	9,203,637
Specialty Retail 6.3%
Dick's Sporting Goods, Inc.	106,728	5,678,997
L Brands, Inc. (a)	119,530	7,483,773

		13,162,770
Textiles, Apparel & Luxury Goods 6.9%
NIKE, Inc. "B"	192,935	14,616,756
Consumer Staples 11.0%
Beverages 1.7%
Beam, Inc.	53,060	3,570,938
Food & Staples Retailing 5.8%
Costco Wholesale Corp.	46,491	5,485,938
Whole Foods Market, Inc.	106,320	6,711,981

		12,197,919
Food Products 3.5%
Hillshire Brands Co.	81,716	2,682,736
Mondelez International, Inc. "A"	141,610	4,763,761

		7,446,497
Energy 4.7%
Energy Equipment & Services 2.3%
Schlumberger Ltd.	50,909	4,771,191
Oil, Gas & Consumable Fuels 2.4%
Pioneer Natural Resources Co.	24,578	5,033,083
Financials 5.2%
Capital Markets 3.7%
Affiliated Managers Group, Inc.*	24,225	4,782,984
Charles Schwab Corp.	129,604	2,935,531

		7,718,515
Consumer Finance 1.5%
Discover Financial Services	61,430	3,186,988
Health Care 15.1%
Biotechnology 8.3%
Celgene Corp.*	46,116	6,847,765
Gilead Sciences, Inc.* (a)	112,690	7,999,863
Medivation, Inc.*	45,109	2,700,225

		17,547,853
Health Care Equipment & Supplies 1.1%
CareFusion Corp.*	58,889	2,283,127
Health Care Providers & Services 4.2%
Express Scripts Holding Co.*	73,194	4,576,089
McKesson Corp.	26,696	4,173,652

		8,749,741
Life Sciences Tools & Services 1.5%
Thermo Fisher Scientific, Inc. (a)	31,336	3,064,034
Industrials 12.5%
Electrical Equipment 4.2%
AMETEK, Inc.	101,880	4,872,920
Roper Industries, Inc.	30,442	3,860,350

		8,733,270
Industrial Conglomerates 1.7%
General Electric Co.	140,186	3,664,462
Machinery 4.7%
Dover Corp. (a)	42,598	3,910,070
Parker Hannifin Corp.	50,555	5,900,780

		9,810,850
Road & Rail 1.9%
Norfolk Southern Corp.	46,541	4,003,457
Information Technology 25.2%
Internet Software & Services 8.4%
Google, Inc. "A"*	17,208	17,734,221
IT Services 7.6%
Accenture PLC "A"	80,551	5,920,498
Visa, Inc. "A"	51,458	10,120,245

		16,040,743
Software 9.2%
Citrix Systems, Inc.*	72,067	4,091,964
Intuit, Inc. (a)	68,970	4,925,148
Oracle Corp.	306,912	10,281,552

		19,298,664
Materials 4.6%
Chemicals
Ecolab, Inc.	90,886	9,633,916
Telecommunication Services 0.9%
Wireless Telecommunication Services
Crown Castle International Corp.*	26,308	1,999,934
Utilities 0.3%
Water Utilities
American Water Works Co., Inc.	15,341	657,669

Total Common Stocks (Cost $158,788,377)		209,876,644
Securities Lending Collateral 8.3%
Daily Assets Fund Institutional, 0.08% (b) (c) (Cost $17,423,599)	17,423,599	17,423,599
Cash Equivalents 0.8%
Central Cash Management Fund, 0.06% (b) (Cost $1,663,531)	1,663,531	1,663,531

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $177,875,507) †	108.9	228,963,774
Other Assets and Liabilities, Net	(8.9)	(18,733,413)

Net Assets	100.0	210,230,361

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $178,363,368.  At October 31, 2013, net unrealized appreciation for all securities based on tax cost was $50,600,406.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $51,666,360 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,065,954.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at October 31, 2013 amounted to $16,927,203 which is 8.1% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$209,876,644	$—	$—	$209,876,644
Short-Term Investments (d)	19,087,130	—	—	19,087,130

Total	$228,963,774	$—	$—	$228,963,774

There have been no transfers between fair value measurement levels during the period ended October 31, 2013.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Large Cap Focus Growth Fund, a series of DWS Investment Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	December 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	December 19, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	December 19, 2013